S000016639 [Member] Investment Objectives and Goals - Western Asset Short-Term Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET SHORT-TERM BOND FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks current income, preservation of capital and liquidity.